Structured Entities - Parenthetical Information Note 40 (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Structured Entities [Abstract]
Notional value of liquidity facilities and guarantees provided to consolidated funds	€ 2,957	€ 7,238
Notional related to positive replacement values of derivatives to unconsolidated structured entities	371,714	327,000
Notional related to negative replacement values of derivatives to unconsolidated structured entities	1,310,721	1,146,000
Notional related to off balance sheet commitments to unconsolidated structured entities	16,915	27,711
Total trading assets	17,587	21,300
thereof [Abstract]
Securitizations	4,567	5,100
Funds structured entities	9,297	12,400
Loans consisting of investments in securitization tranches and financing to Third party funding entities	76,469	74,100
Other assets primarily consisting of prime brokerage receivables and cash margin balances	11,203	21,500
Gross revenues from sponsored entities where the Group did not hold an interest	(220)	56
Aggregated carrying amounts of assets transferred to sponsored unconsolidated structured entities for securitization	4,100	2,100
Aggregated carrying amounts of assets transferred to sponsored unconsolidated structured entities for repackaging and investment entities	€ 2,369	€ 26